Derivative financial instruments (Tables)	6 Months Ended
Dec. 31, 2022
Derivative financial instruments.
Schedule of derivative financial instruments

	31 December 2022		30 June 2022		31 December 2021
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	4,901	—	2,458	—	—	(3,045)
Forward foreign exchange contracts	—	—	—	—	—	(76)
At fair value through profit or loss:
Embedded foreign exchange derivatives	22,561	—	20,286	—	5,580	(194)
Forward foreign exchange contracts	2,603	(519)	315	(81)	—	(1,452)
	30,065	(519)	23,059	(81)	5,580	(4,767)
Less non-current portion:
Used for hedging:
Interest rate swaps	4,901	—	2,458	—	—	(3,045)
At fair value through profit or loss:
Embedded foreign exchange derivatives	15,938	—	13,786	—	—	(96)
Forward foreign exchange contracts	1,350	(519)	218	(49)	4,434	(767)
Non-current derivative financial instruments	22,189	(519)	16,462	(49)	4,434	(3,908)
Current derivative financial instruments	7,876	—	6,597	(32)	1,146	(859)